Property, plant and equipment (Details 2) (Parenthetical) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation expense	$ 112,214,151	$ 113,377,487
Agricultural Assets [Member]
Statement [Line Items]
Depreciation expense	$ 1,772,514	$ 1,178,953	$ 1,847,312